Acquisition of Maryland Bankcorp, Inc. (Schedule of Purchase Price Allocation) (Details) (USD $)			12 Months Ended
	Sep. 30, 2012	Apr. 02, 2011	Dec. 31, 2011 Maryland Bankcorp, Inc. [Member]	Mar. 31, 2011 Maryland Bankcorp, Inc. [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			$ 41,967,000
Investment securities			71,434,000
Loans			135,582,848	190,826,041
Restricted equity securities			1,575,000
Premises and equipment			4,457,000
Accrued interest receivable			1,129,000
Prepaid taxes			1,231,000
Deferred income taxes			8,175,000
Bank owned life insurance			7,504,000
Prepaid pension costs			1,245,000
Other real estate owned			2,132,778	1,834,451
Other assets			3,398,000
Deposits			(297,506,000)
Short term borrowings			(19,394,000)
Deferred compensation			(3,330,000)
Accrued expenses & liabilities			(2,355,000)
Net tangible assets acquired	12,200,000		12,190,000
Definite lived intangible assets acquired			5,003,000
Goodwill			634,000
Net intangible assets acquired			5,637,000
Cash consideration		1,000,000	1,000,000
Total purchase price		18,800,000	18,827,000
(Increase) decrease in goodwill due to re-measurement of liabilities			$ (492,070)